SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		1 Months Ended	12 Months Ended
	Dec. 28, 2023 USD ($) performanceObligation	Dec. 31, 2017 USD ($) performanceObligation customer	Dec. 31, 2023 USD ($) milestonePayment customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer milestonePayment	Dec. 31, 2019 USD ($) milestonePayment	Dec. 31, 2018 USD ($) milestonePayment	Dec. 31, 2017 USD ($) performanceObligation customer
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Impairment loss of non-financial assets			$ 0
Upfront fee receivable			100,041,000	$ 90,000
Equity-settled share-based compensation expense			47,680,000	$ 34,338,000	$ 20,158,000
Stock Option and Restricted Stock Unit Scheme
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Equity-settled share-based compensation expense			0
Janssen
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Proceeds from upfront fees recognized as revenue		$ 350,000,000					$ 350,000,000
Future estimated milestone payments		1,350,000,000	1,020,000,000.00
Milestone payment not eligible to receive based on subsequent change in development plan		$ 280,000,000	$ 280,000,000					$ 280,000,000
Collaboration agreement, number of customers | customer		1	1	1	1			1
Upfront fee receivable		$ 350,000,000						$ 350,000,000
Collaboration agreement, number of performance obligations | performanceObligation		1						1
Transaction price								$ 400,000,000
Janssen | Transfer Of Intellectual Property License
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments								50,000,000
Milestone payments recognized as revenue							$ 50,000,000
Number of milestone payments | milestonePayment							2
Janssen | CARTITUDE-1 Clinical Trial
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments recognized as revenue						$ 60,000,000
Number of milestone payments | milestonePayment						2
Janssen | Cilta-cel
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments recognized as revenue					$ 75,000,000
Janssen | CARTITUDE-5 Clinical Trial
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments recognized as revenue					$ 65,000,000
Number of milestone payments | milestonePayment					3
Janssen | Submission of NDA
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments recognized as revenue				$ 50,000,000
Janssen | Application Acceptance
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments recognized as revenue			$ 35,000,000
Number of milestone payments | milestonePayment			2
Janssen | Specified manufacturing milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments			$ 125,000,000					125,000,000
Janssen | Specified development milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments			60,000,000					215,000,000
Janssen | Specified regulatory milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments			620,000,000					800,000,000
Janssen | Specified net trade sales milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments			210,000,000					$ 210,000,000
Novartis
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments	$ 1,010,000,000.00
Upfront fee receivable	$ 100,000,000
Collaboration agreement, number of performance obligations | performanceObligation	2
Transaction price	$ 125,300,000		125,310,000	0
Variable consideration	25,300,000
Novartis | PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Transaction price	120,700,000		120,710,000	0
Novartis | PO2: Supply of materials
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Transaction price	4,600,000		$ 4,600,000	$ 0
Novartis | Specified development milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments	330,000,000
Novartis | Specified net trade sales milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Future estimated milestone payments	$ 680,000,000
China | Legend Biotech
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Profit/loss split percentage		70.00%						70.00%
China | Janssen
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Profit/loss split percentage		30.00%						30.00%